Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the period ended August 31, 2024

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.06%

COMMON STOCKS 99.06%

Aerospace & Defense 1.66%
Northrop Grumman Corp.	131,036	$68,559,346

Banks 4.75%
Bank of America Corp.	2,217,584	90,366,548
JPMorgan Chase & Co.	474,127	106,583,750
Total		196,950,298

Beverages 1.83%
Coca-Cola Co.	1,043,288	75,607,081

Biotechnology 2.53%
AbbVie, Inc.	534,898	105,005,826

Building Products 0.61%
Allegion PLC (Ireland)(a)	182,388	25,322,750

Capital Markets 7.29%
Ameriprise Financial, Inc.	106,849	48,022,215
Charles Schwab Corp.	999,305	65,054,755
Evercore, Inc. Class A	196,347	48,250,312
Morgan Stanley	739,738	76,644,254
S&P Global, Inc.	125,012	64,161,159
Total		302,132,695

Chemicals 1.15%
Sherwin-Williams Co.	129,479	47,825,658

Construction Materials 2.09%
CRH PLC	955,179	86,701,598

Consumer Staples Distribution & Retail 4.01%
Costco Wholesale Corp.	68,576	61,195,851
Walmart, Inc.	1,357,714	104,856,252
Total		166,052,103

Distributors 0.54%
Pool Corp.	63,387	22,288,137
Investments	Shares	Fair Value
Electric: Utilities 2.29%
NextEra Energy, Inc.	1,179,668	$94,975,071

Electrical Equipment 1.16%
Eaton Corp. PLC	156,889	48,153,941

Financial Services 3.27%
Jack Henry & Associates, Inc.	162,193	28,064,255
Mastercard, Inc. Class A	222,087	107,343,530
Total		135,407,785

Ground Transportation 1.64%
Old Dominion Freight Line, Inc.	131,920	25,434,176
Union Pacific Corp.	165,560	42,398,260
Total		67,832,436

Health Care Equipment & Supplies 1.68%
Abbott Laboratories	615,284	69,693,219

Health Care Providers & Services 3.97%
UnitedHealth Group, Inc.	278,734	164,508,807

Hotels, Restaurants & Leisure 1.35%
McDonald’s Corp.	193,354	55,813,566

Information Technology Services 1.47%
Accenture PLC Class A (Ireland)(a)	178,485	61,032,946

Insurance 3.80%
Allstate Corp.	192,781	36,424,042
Arthur J Gallagher & Co.	196,748	57,562,562
Chubb Ltd. (Switzerland)(a)	222,709	63,289,444
Total		157,276,048

Life Sciences Tools & Services 2.60%
Danaher Corp.	289,410	77,941,007
West Pharmaceutical Services, Inc.	95,014	29,799,241
Total		107,740,248

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2024

Investments	Shares	Fair Value
Machinery 2.25%
Parker-Hannifin Corp.	154,980	$93,018,996

Media 0.77%
Comcast Corp. Class A	801,949	31,733,122

Metals & Mining 1.52%
Reliance, Inc.	119,253	34,183,872
Steel Dynamics, Inc.	239,302	28,598,982
Total		62,782,854

Multi-Utilities 1.54%
CMS Energy Corp.	942,474	63,956,286

Oil, Gas & Consumable Fuels 4.40%
Exxon Mobil Corp.	1,347,840	158,964,250
Marathon Petroleum Corp.	130,634	23,137,894
Total		182,102,144

Pharmaceuticals 3.76%
Eli Lilly & Co.	118,514	113,775,810
Johnson & Johnson	253,062	41,972,864
Total		155,748,674

Professional Services 0.51%
Verisk Analytics, Inc.	77,047	21,019,962

Semiconductors & Semiconductor Equipment 13.40%
Analog Devices, Inc.	322,342	75,698,795
Broadcom, Inc.	662,828	107,921,655
Lam Research Corp.	40,010	32,848,610
NVIDIA Corp.	2,216,093	264,535,021
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	430,654	73,943,292
Total		554,947,373

Software 10.94%
Microsoft Corp.	752,306	313,816,925
Oracle Corp.	448,061	63,306,539
Roper Technologies, Inc.	136,847	75,869,345
Total		452,992,809
Investments	Shares	Fair Value
Specialty Retail 4.52%
Home Depot, Inc.	119,000	$43,851,500
Lowe’s Cos., Inc.	241,825	60,093,512
TJX Cos., Inc.	711,670	83,457,541
Total		187,402,553

Technology Hardware, Storage & Peripherals 3.15%
Apple, Inc.	569,932	130,514,428

Tobacco 2.61%
Philip Morris International, Inc.	878,263	108,281,045
Total Common Stocks (cost $2,531,581,761)		4,103,379,805

	Principal Amount

SHORT-TERM INVESTMENTS 0.90%

Repurchase Agreements 0.90%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $39,862,600 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $37,867,452; proceeds: $37,136,345 (cost $37,124,795)	$37,124,795	37,124,795
Total Investments in Securities 99.96% (cost $2,568,706,556)		4,140,504,600
Other Assets and Liabilities – Net 0.04%		1,777,238
Net Assets 100.00%		$4,142,281,838

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,103,379,805	$–	$–	$4,103,379,805
Short-Term Investments
Repurchase Agreements	–	37,124,795	–	37,124,795
Total	$4,103,379,805	$37,124,795	$–	$4,140,504,600

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.14%

COMMON STOCKS 98.14%

Aerospace & Defense 4.14%
Axon Enterprise, Inc.*	15,923	$5,811,417
HEICO Corp.	25,524	6,548,438
Loar Holdings, Inc.*(a)	40,508	3,004,073
TransDigm Group, Inc.	2,710	3,721,399
Total		19,085,327

Banks 1.33%
NU Holdings Ltd. Class A (Brazil)*(b)	409,812	6,134,886

Biotechnology 10.28%
Arcellx, Inc.*	61,485	4,226,479
Argenx SE ADR*	10,449	5,405,477
Blueprint Medicines Corp.*	39,965	3,818,256
Insmed, Inc.*	90,201	6,897,670
Krystal Biotech, Inc.*	35,019	6,832,907
Natera, Inc.*	96,266	11,384,417
Neurocrine Biosciences, Inc.*	26,787	3,403,556
REVOLUTION Medicines, Inc.*	48,893	2,084,309
SpringWorks Therapeutics, Inc.*	78,845	3,288,625
Total		47,341,696

Broadline Retail 3.29%
Coupang, Inc.*	297,016	6,578,904
MercadoLibre, Inc. (Uruguay)*(b)	4,160	8,576,506
Total		15,155,410

Building Products 1.20%
Lennox International, Inc.	9,340	5,512,375

Capital Markets 7.97%
ARES Management Corp. Class A	60,586	8,869,790
Investments	Shares	Fair Value
Capital Markets (continued)
Coinbase Global, Inc. Class A*	28,688	$5,260,232
Evercore, Inc. Class A	18,685	4,591,652
Jefferies Financial Group, Inc.	86,678	5,196,346
Piper Sandler Cos.	17,213	4,693,985
Tradeweb Markets, Inc. Class A	68,221	8,066,451
Total		36,678,456

Commercial Services & Supplies 1.35%
Tetra Tech, Inc.	26,147	6,216,188

Communications Equipment 1.30%
Arista Networks, Inc.*	16,919	5,978,836

Construction & Engineering 5.22%
Comfort Systems USA, Inc.	20,591	7,279,330
EMCOR Group, Inc.	22,668	8,909,884
Quanta Services, Inc.	28,518	7,846,158
Total		24,035,372

Consumer Staples Distribution & Retail 1.15%
Maplebear, Inc.*	147,323	5,287,422

Electrical Equipment 1.48%
Vertiv Holdings Co. Class A	81,798	6,791,688

Electronic Equipment, Instruments & Components 0.97%
Fabrinet (Thailand)*(b)	18,376	4,477,312

Entertainment 3.28%
Liberty Media Corp.-Liberty Formula One Class A*	63,481	4,483,028
Spotify Technology SA (Sweden)*(b)	31,032	10,640,252
Total		15,123,280

Financial Services 1.15%
Toast, Inc. Class A*	213,589	5,309,823

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2024

Investments	Shares	Fair Value
Health Care Equipment & Supplies 5.53%
Glaukos Corp.*	60,138	$8,051,877
Lantheus Holdings, Inc.*	54,580	5,811,132
PROCEPT BioRobotics Corp.*	33,723	2,664,117
RxSight, Inc.*	48,894	2,757,133
TransMedics Group, Inc.*	36,751	6,176,373
Total		25,460,632

Hotels, Restaurants & Leisure 6.39%
Cava Group, Inc.*	81,561	9,301,217
DoorDash, Inc. Class A*	33,938	4,368,160
MakeMyTrip Ltd. (India)*(b)	46,542	4,475,944
Royal Caribbean Cruises Ltd.*	40,232	6,622,992
Wingstop, Inc.	12,075	4,662,278
Total		29,430,591

Information Technology Services 1.23%
Wix.com Ltd. (Israel)*(b)	34,019	5,668,246

Interactive Media & Services 1.29%
Reddit, Inc. Class A*	98,850	5,933,966

Machinery 0.77%
Crane Co.	22,366	3,542,327

Media 2.53%
Trade Desk, Inc. Class A*	111,606	11,666,175

Personal Care Products 0.67%
Oddity Tech Ltd. Class A (Israel)*(a)(b)	84,372	3,104,890

Professional Services 1.83%
Booz Allen Hamilton Holding Corp.	31,131	4,942,980
Parsons Corp.*	36,398	3,474,553
Total		8,417,533

Semiconductors & Semiconductor Equipment 4.58%
Camtek Ltd. (Israel)(b)	29,390	2,675,078
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	10,675	$9,977,709
Onto Innovation, Inc.*	25,135	5,359,285
Teradyne, Inc.	22,442	3,068,494
Total		21,080,566

Software 21.92%
Agilysys, Inc.*	29,767	3,366,648
Appfolio, Inc. Class A*	12,806	2,970,864
AppLovin Corp. Class A*	116,138	10,785,736
CyberArk Software Ltd. (Israel)*(b)	45,813	13,136,420
Datadog, Inc. Class A*	83,097	9,660,857
Fair Isaac Corp.*	4,560	7,890,031
Guidewire Software, Inc.*	33,812	5,030,211
Monday.com Ltd. (Israel)*(b)	30,125	8,009,936
Palantir Technologies, Inc. Class A*	335,174	10,551,277
Samsara, Inc. Class A*	108,585	4,459,586
SPS Commerce, Inc.*	22,035	4,401,271
Synopsys, Inc.*	4,017	2,087,153
Varonis Systems, Inc.*	113,293	6,412,384
Zeta Global Holdings Corp. Class A*	228,556	6,036,164
Zscaler, Inc.*	30,592	6,117,788
Total		100,916,326

Specialty Retail 2.30%
Carvana Co.*	47,050	7,086,671
Ross Stores, Inc.	23,368	3,519,454
Total		10,606,125

Textiles, Apparel & Luxury Goods 3.81%
Birkenstock Holding PLC (United Kingdom)*(b)	84,558	4,219,444
Deckers Outdoor Corp.*	8,462	8,117,512
On Holding AG Class A (Switzerland)*(b)	110,675	5,199,512
Total		17,536,468

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2024

Investments	Shares	Fair Value
Trading Companies & Distributors 1.18%
FTAI Aviation Ltd.	42,444	$5,424,768
Total Common Stocks (cost $349,200,757)		451,916,684

	Principal Amount

SHORT-TERM INVESTMENTS 2.50%

Repurchase Agreements 1.94%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $9,610,100 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $9,129,165; proceeds: $8,952,797 (cost $8,950,013)	$8,950,013	8,950,013

Time Deposits 0.06%
CitiBank N.A.(c) (cost $254,125)	254,125	254,125
Investments	Shares	Fair Value
Money Market Funds 0.50%
Fidelity Government Portfolio(c) (cost $2,287,129)	2,287,129	$2,287,129
Total Short-Term Investments (cost $11,491,267)		11,491,267
Total Investments in Securities 100.64% (cost $360,692,024)		463,407,951
Other Assets and Liabilities – Net (0.64)%		(2,946,884)
Net Assets 100.00%		$460,461,067

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$451,916,684	$–	$–	$451,916,684
Short-Term Investments
Repurchase Agreements	–	8,950,013	–	8,950,013
Time Deposits	–	254,125	–	254,125
Money Market Funds	2,287,129	–	–	2,287,129
Total	$454,203,813	$9,204,138	$–	$463,407,951

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.74%

COMMON STOCKS 99.74%

Aerospace & Defense 3.50%
Curtiss-Wright Corp.	16,261	$5,136,200
Leonardo DRS, Inc.*	329,186	9,394,968
Total		14,531,168

Air Freight & Logistics 1.44%
Radiant Logistics, Inc.*	942,242	6,002,081

Automobile Components 2.85%
Dorman Products, Inc.*	49,910	5,660,792
Gentherm, Inc.*	122,640	6,198,226
Total		11,859,018

Banks 15.04%
Axos Financial, Inc.*	102,367	7,107,341
Bancorp, Inc.*	178,556	9,356,334
Bank of Hawaii Corp.	67,750	4,496,568
First BanCorp	366,424	7,834,145
Heritage Financial Corp.	323,140	7,380,518
Prosperity Bancshares, Inc.	78,225	5,755,795
Seacoast Banking Corp. of Florida	265,068	7,252,260
Wintrust Financial Corp.	58,131	6,324,653
WSFS Financial Corp.	128,019	7,007,760
Total		62,515,374

Capital Markets 4.06%
Bridge Investment Group Holdings, Inc. Class A	613,867	5,039,848
CI Financial Corp.(a)	413,346	5,349,129
Moelis & Co. Class A	97,131	6,487,380
Total		16,876,357

Chemicals 6.49%
Avient Corp.	175,511	8,622,855
Element Solutions, Inc.	212,531	5,683,079
HB Fuller Co.	74,252	6,360,426
Quaker Chemical Corp.	37,224	6,300,907
Total		26,967,267
Investments	Shares	Fair Value
Commercial Services & Supplies 2.25%
Brady Corp. Class A	126,396	$9,358,360

Electric: Utilities 1.58%
Portland General Electric Co.	136,125	6,548,974

Electronic Equipment, Instruments & Components 8.24%
Advanced Energy Industries, Inc.	87,088	9,239,166
Belden, Inc.	97,804	10,492,413
Crane NXT Co.	107,576	6,320,090
Mirion Technologies, Inc.*	755,990	8,194,932
Total		34,246,601

Energy Equipment & Services 1.37%
Liberty Energy, Inc.	276,823	5,699,785

Financial Services 2.97%
Compass Diversified Holdings	328,345	7,272,842
International Money Express, Inc.*	280,222	5,086,029
Total		12,358,871

Health Care Equipment & Supplies 3.78%
Integer Holdings Corp.*	48,555	6,315,549
Integra LifeSciences Holdings Corp.*	240,693	4,895,696
UFP Technologies, Inc.*	13,176	4,496,046
Total		15,707,291

Health Care Providers & Services 3.09%
Addus HomeCare Corp.*	57,761	7,682,790
Tenet Healthcare Corp.*	31,002	5,141,372
Total		12,824,162

Household Durables 2.80%
Taylor Morrison Home Corp.*	112,106	7,548,097
Worthington Enterprises, Inc.	89,159	4,083,482
Total		11,631,579

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2024

Investments	Shares	Fair Value
Industrial REITS 1.52%
STAG Industrial, Inc.	155,631	$6,315,506

Insurance 5.50%
Bowhead Specialty Holdings, Inc.*	199,527	6,181,346
Kemper Corp.	117,347	7,335,361
TWFG, Inc.*(b)	90,404	2,591,883
White Mountains Insurance Group Ltd.	3,652	6,735,165
Total		22,843,755

Interactive Media & Services 1.56%
Cars.com, Inc.*	363,012	6,476,134

Leisure Products 3.04%
Brunswick Corp.	82,760	6,542,178
YETI Holdings, Inc.*	151,462	6,106,948
Total		12,649,126

Machinery 3.09%
Columbus McKinnon Corp.	188,688	6,455,017
Crane Co.	40,422	6,402,036
Total		12,857,053

Media 2.51%
Criteo SA ADR*	219,983	10,433,794

Oil, Gas & Consumable Fuels 6.94%
Chesapeake Energy Corp.	61,157	4,555,585
MEG Energy Corp.*(a)	289,685	5,769,410
Northern Oil & Gas, Inc.	191,340	7,611,505
Permian Resources Corp.	764,303	10,883,675
Total		28,820,175

Professional Services 3.14%
ICF International, Inc.	32,618	5,406,760
WNS Holdings Ltd. (India)*(c)	128,996	7,636,563
Total		13,043,323
Investments	Shares	Fair Value
Real Estate Management & Development 1.64%
Marcus & Millichap, Inc.	172,203	$6,831,293

Semiconductors & Semiconductor Equipment 1.51%
Silicon Motion Technology Corp. ADR	98,899	6,287,009

Software 4.30%
CommVault Systems, Inc.*	82,495	12,819,723
Sapiens International Corp. NV (Israel)(c)	138,499	5,039,979
Total		17,859,702

Specialty Retail 0.99%
Academy Sports & Outdoors, Inc.	74,285	4,121,332

Tobacco 1.79%
Turning Point Brands, Inc.	187,882	7,447,642

Trading Companies & Distributors 2.75%
BlueLinx Holdings, Inc.*	58,441	5,881,502
GMS, Inc.*	63,649	5,524,097
Total		11,405,599
Total Common Stocks (cost $334,830,963)		414,518,331

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.41%

Repurchase Agreements 0.39%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $1,758,000 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $1,670,013; proceeds: $1,637,766 (cost $1,637,257)	$1,637,257	$1,637,257

Time Deposits 0.00%
CitiBank N.A.(d) (cost $7,560)	7,560	7,560
Investments	Shares	Fair Value
Money Market Funds 0.02%
Fidelity Government Portfolio(d) (cost $68,040)	68,040	$68,040
Total Short-Term Investments (cost $1,712,857)		1,712,857
Total Investments in Securities 100.15% (cost $336,543,820)		416,231,188
Other Assets and Liabilities – Net (0.15)%		(636,373)
Net Assets 100.00%		$415,594,815

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$414,518,331	$–	$–	$414,518,331
Short-Term Investments
Repurchase Agreements	–	1,637,257	–	1,637,257
Time Deposits	–	7,560	–	7,560
Money Market Funds	68,040	–	–	68,040
Total	$414,586,371	$1,644,817	$–	$416,231,188

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

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Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of August 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

Income Taxes—It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an

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Notes to Schedule of Investments (unaudited)(concluded)

approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2024 the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Opportunities Fund	$2,509,621	$2,541,254
Small Cap Value Fund	77,409	75,600

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QPHR-RES-3Q

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